Other Non-Current Liabilities (Details) - Schedule of other non-current liabilities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other non-current liabilities [Abstract]
Deferred subsidy income – non-current	$ 1,139	$ 1,221	$ 1,389
Payable to exiting Investors	97,979	94,316	114,870
Product warranty	15,244	15,060	14,693
Total	$ 114,362	$ 110,597	$ 130,952